Contract Liabilities	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

8. CONTRACT LIABILITIES

As of June 30, 2022 and March 31, 2023, the Company had total contract liabilities of $1,672,051 and $742,247, respectively. These liabilities are advance deposits received from customers after an order has been placed. As of March 31 2023, the Company expects all of the contract liabilities to be settled in less than one year. The decrease in the balance at March 31, 2023 was due to less orders on hand on that date.

8. CONTRACT LIABILITIES

As of June 30, 2021 and 2022, the Company had total contract liabilities of $1,125,848 and $1,672,051, respectively. These liabilities are advance deposits received from customers after an order has been placed. The balance of $1,125,848 as of June 30, 2021 was recognized as revenue during 2022. As of June 30 2022, the Company expects all of the contract liabilities to be settled in less than one year. The increase in balance at June 30, 2022 was due to more orders on hand on that date.